Retirement Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Retirement Arrangements (Tables) [Abstract]
Reconciliation of changes in SERP's benefit obligations and statement of fund status

The following tables provide a reconciliation of the changes in the SERP's benefit obligations for the periods indicated (in thousands):

	Year Ended December 31,
	2011	2010
Reconciliation of benefit obligation:
Obligation at January 1	$4,066	$3,287
Service cost	489	413
Interest cost	112	115
Actuarial (gain) loss	2,303	251
Settlements	(1,347)	0
Obligation at December 31	$5,623	$4,066

Components of net periodic benefit costs

We contributed $1,347,000 to the plan in connection with a settlement during the year ended December 31, 2011. The following table shows the components of net periodic benefit costs for the periods indicated (in thousands):

	Year Ended December 31,
	2011	2010
Service cost	$489	$413
Interest cost	112	115
Net actuarial (gain) loss	50	52
Net periodic benefit cost	$651	$580

Accumulated benefit in excess of plan assets

The following table provides information for the SERP, which has an accumulated benefit in excess of plan assets (in thousands):

	December 31,
	2011	2010
Projected benefit obligation	$5,623	$4,066
Accumulated benefit obligation	3,307	2,938
Fair value of assets	n/a	n/a

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost for SERP

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost for the SERP:

	Benefit Obligations		Net Periodic Benefit Cost
	December 31,		Year Ended December 31,
	2011	2010	2011	2010
Discount rate	2.75%	3.50%	3.50%	3.50%
Rate of compensation increase	4.50%	4.50%	4.50%	4.50%
Expected long-term return on plan assets	n/a	n/a	n/a	n/a